Transactions with Affiliates	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions with Affiliates
Transactions with Affiliates

Note 4—Transactions with Affiliates

  PennyMac Mortgage Investment Trust

  Management Fees

        Before February 1, 2013, under a management agreement, PennyMac received from PMT a base management fee. The base management fee was calculated at 1.5% per year of PMT's shareholders' equity. The management agreement also provided for a performance incentive fee, which was calculated at 20% per year of the amount by which PMT's "core earnings," on a rolling four-quarter basis and before the incentive fee, exceeded an 8% "hurdle rate" as defined in the management agreement. PennyMac did not earn a performance incentive fee before February 1, 2013.

        Effective February 1, 2013, the management agreement was amended to provide that:

  •
  The base management fee is calculated quarterly and is equal to the sum of (i) 1.5% per year of PMT's shareholders' equity up to $2 billion, (ii) 1.375% per year of shareholders' equity in excess of $2 billion and up to $5 billion, and (iii) 1.25% per year of PMT's shareholders' equity in excess of $5 billion.

  •
  The performance incentive fee is calculated at a defined annualized percentage of the amount by which PMT's "net income," on a rolling four-quarter basis and before deducting the incentive fee, exceeds certain levels of return on "equity."

  The performance incentive fee is calculated quarterly and is equal to the sum of: (a) 10% of the amount by which PMT's net income for the quarter exceeds (i) an 8% return on equity plus the "high watermark," up to (ii) a 12% return on PMT's equity; plus (b) 15% of the amount by which PMT's net income for the quarter exceeds (i) a 12% return on PMT's equity plus the high watermark, up to (ii) a 16% return on PMT's equity; plus (c) 20% of the amount by which PMT's net income for the quarter exceeds a 16% return on equity plus the high watermark.

  For the purpose of determining the amount of the performance incentive fee:

  "Net income" is defined as net income or loss computed in accordance with U.S. GAAP and certain other non-cash charges determined after discussions between the Company and PMT's independent trustees and approval by a majority of PMT's independent trustees.

  "Equity" is the weighted average of the issue price per common share of all of PMT's public offerings, multiplied by the weighted average number of common shares outstanding (including restricted share units) in the four-quarter period.

  The "high watermark" starts at zero and is adjusted quarterly. The quarterly adjustment reflects the amount by which the net income (stated as a percentage of return on equity) in that quarter exceeds or falls short of the lesser of 8% and the Fannie Mae Mortgage-Backed Security ("MBS") yield (the target yield) for such quarter. If the net income is lower than the target yield, the high watermark is increased by the difference. If the net income is higher than the target yield, the high watermark is reduced by the difference. Each time a performance incentive fee is earned, the high watermark returns to zero. As a result, the threshold amounts required for the Company to earn a performance incentive fee are adjusted cumulatively based on the performance of PMT's net income over (or under) the target yield, until the net income in excess of the target yield exceeds the then-current cumulative high watermark amount, and a performance incentive fee is earned.

        The base management fee and the performance incentive fee are both receivable quarterly in arrears. The performance incentive fee may be paid in cash or in PMT's common shares (subject to a limit of no more than 50% paid in common shares), at PMT's option.

        Following is a summary of the base management and performance incentive fees earned from PMT for the periods presented:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Base management fee	$4,575	$2,488	$8,940	$4,292
Performance incentive fee	3,880	—	6,007	—

	$8,455	$2,488	$14,947	$4,292

        The term of the management agreement, as amended, expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the management agreement.

        In the event of termination by PMT, the Company may be entitled to a termination fee in certain circumstances. The termination fee is equal to three times the sum of (a) the average annual base management fee, and (b) the average annual (or, if the period is than 24 months, annualized) performance incentive fee earned by the Company, in each case during the 24-month period before termination.

  Mortgage Loan Servicing

        The Company has a loan servicing agreement with PMT. Before February 1, 2013, the servicing fee rates were based on the risk characteristics of the mortgage loans serviced and total servicing compensation was established at levels that management believed were competitive with those charged by other servicers or specialty servicers, as applicable.

  •
  Servicing fee rates for nonperforming loans ranged between 50 and 100 basis points per year on the unpaid principal balance of the mortgage loans serviced on PMT's behalf. PennyMac was also entitled to certain customary market-based fees and charges, including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees and late charges, as well as interest on funds on deposit in custodial accounts. In the event PennyMac either effected a refinancing of a loan on PMT's behalf and not through a third party lender and the resulting loan was readily saleable, or originated a loan to facilitate the disposition of real estate that PMT had acquired in settlement of a loan, PennyMac was entitled to receive from PMT market-based fees and compensation.

  •
  For mortgage loans serviced by PMT as a result of acquisitions and sales with servicing rights retained in connection with PMT's correspondent lending business, PennyMac was entitled to base subservicing fees and other customary market-based fees and charges as described above.

        Effective February 1, 2013, the servicing agreement was amended to provide for servicing fees payable to the Company that changed from being based on a percentage of the loan's unpaid principal balance to fixed per-loan monthly amounts based on the delinquency, bankruptcy and/or foreclosure status of the serviced loan or the real estate acquired in settlement of loans ("REO"). The Company also remains entitled to market-based fees and charges including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees and late charges relating to loans it services for PMT.

  •
  The base servicing fees for distressed whole loans are calculated based on a monthly per-loan dollar amount, with the actual dollar amount for each loan based on the delinquency, bankruptcy and/or foreclosure status of such loan or the related underlying real estate. Presently, the base servicing fees for distressed whole loans range from $30 per month for current loans up to $125 per month for loans that are severely delinquent and in foreclosure.

  •
  The base servicing fees for loans subserviced by the Company on PMT's behalf are also calculated through a monthly per-loan dollar amount, with the actual dollar amount for each loan based on whether the mortgage loan is a fixed-rate or adjustable-rate loan. The base servicing fees for loans subserviced on PMT's behalf are $7.50 per month for fixed-rate loans and $8.50 per month for adjustable rate mortgage loans. To the extent that these loans become delinquent, the Company is entitled to an additional servicing fee per loan falling within a range of $10 to $75 per month based on the delinquency, bankruptcy and foreclosure status of the loan or the related underlying real estate. The Company is also entitled to customary ancillary income and certain market-based fees and charges, including boarding and deboarding fees, liquidation and disposition fees, assumption, modification and origination fees.

  •
  The Company is required to provide a range of services and activities significantly greater in scope than the services provided in connection with a customary servicing arrangement because PMT does not have any employees or infrastructure. For these services, the Company receives a supplemental fee of $25 per month for each distressed whole loan and $3.25 per month for each subserviced loan. The Company is entitled to reimbursement for all customary, good faith reasonable and necessary out-of-pocket expenses incurred in performance of its servicing obligations.

  •
  The Company, on behalf of PMT, currently participates in the U.S. Department of the Treasury and HUD's Home Affordable Modification Program ("HAMP") (and other similar mortgage loan modification programs), which establishes standard loan modification guidelines for "at risk" homeowners and provides incentive payments to certain participants, including loan servicers, for achieving modifications and successfully remaining in the program. The loan servicing agreement entitles the Company to retain any incentive payments made to it and to which it is entitled under HAMP; provided, however, that with respect to any such incentive payments paid to the Company under HAMP in connection with a mortgage loan modification for which PMT previously paid the Company a modification fee, the Company shall reimburse PMT an amount equal to the incentive payments.

        Following is a summary of mortgage loan servicing fees earned for the periods presented:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Loan servicing fees:
Base	$6,150	$3,110	$11,866	$6,138
Activity-based	2,637	1,328	4,647	2,425

	$8,787	$4,438	$16,513	$8,563

        The term of the servicing agreement, as amended, expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the servicing agreement.

  Correspondent Lending

        Before February 1, 2013, PMT paid PennyMac a fulfillment fee of 50 basis points of the unpaid principal balance of mortgage loans sold to non-affiliates where PMT is approved or licensed to sell to such non-affiliate. Effective February 1, 2013, the mortgage banking and warehouse services agreement provides for a fulfillment fee paid to the Company based on the type of mortgage loan that PMT acquires. The fulfillment fee is equal to a percentage of the unpaid principal balance of mortgage loans purchased by PMT, with the addition of potential fee rate discounts applicable to PMT's monthly purchase volume in excess of designated thresholds. The Company has also agreed to provide such services exclusively for PMT's benefit, and the Company and its affiliates are prohibited from providing such services for any other third party.

        The Company is entitled to a fulfillment fee based on the type of mortgage loan that PMT acquires and equal to a percentage of the unpaid principal balance of such mortgage loan. Presently, the applicable percentages are (i) 0.50% for conventional mortgage loans, (ii) 0.88% for loans underwritten in accordance with the Ginnie Mae Mortgage-Backed Securities Guide, (iii) 0.80% for the U.S. Department of the Treasury and HUD's Home Affordable Refinance Program ("HARP") mortgage loans with a loan-to-value ratio of 105% or less, (iv) 1.20% for HARP mortgage loans with a loan-to-value ratio of greater than 105%, and (v) 0.50% for all other mortgage loans not contemplated above; provided, however, that the Company may, in its sole discretion, reduce the amount of the applicable fulfillment fee and credit the amount of such reduction to the reimbursement otherwise due as described in the following paragraph. This reduction may only be credited to the reimbursement applicable to the month in which the related mortgage has been funded.

        In the event that PMT purchases mortgage loans with an unpaid principal balance in any month totaling more than $2.5 billion, the Company has agreed to discount the amount of such fulfillment fees by reimbursing PMT an amount equal to the percentage of such aggregate unpaid principal balance relating to Mortgage loans for which the Company collected fulfillment frees for such month, multiplied by the sum of the following: (a) the product of (i) 0.025%, and (ii) the amount of unpaid principal balance in excess of $2.5 billion and less than or equal to$5 billion plus (b) the product of (i) 0.05%, and (ii) the amount of unpaid principal balance in excess of $5 billion.

        PMT does not hold the Ginnie Mae approval required to issue securities guaranteed by Ginnie Mae MBS and act as a servicer. Accordingly, under the mortgage banking and warehouse services agreement, the Company currently purchases loans underwritten in accordance with the Ginnie Mae Mortgage-Backed Securities Guide "as is" and without recourse of any kind to PMT at its cost less fees collected by PMT from the seller, plus accrued interest and a sourcing fee of three basis points.

        In consideration for the mortgage banking services provided by the Company with respect to PMT's acquisition of mortgage loans under PLS's early purchase program, the Company is entitled to fees (i) accruing at a rate equal to $25,000 per year per early purchase facility administered by the Company, and (ii) in the amount of $50 for each mortgage loan PMT acquires. In consideration for the warehouse services provided by the Company with respect to mortgage loans that PMT finances for its warehouse lending clients, with respect to each facility, the Company is entitled to fees (i) accruing at a rate equal to $25,000 per year, and (ii) in the amount of $50 for each mortgage loan that PMT finances thereunder. Where PMT has entered into both an early purchase agreement and a warehouse lending agreement with the same client, the Company shall only be entitled to one $25,000 per year fee and, with respect to any mortgage loan that becomes subject to both such agreements, only one $50 per loan fee.

        The term of the mortgage banking and warehouse services agreement expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the agreement.

        Following is a summary of correspondent lending activity between the Company and PMT for the periods presented:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Sourcing fees paid	$1,349	$461	$2,359	$701
Fulfillment fee revenue	$22,054	$7,715	$50,298	$13,839
Unpaid principal balance of loans fulfilled for PMT	$4,323,885	$1,537,636	$9,110,711	$2,336,843
Fair value of loans purchased from PMT	$4,733,767	$1,620,123	$8,282,163	$2,458,243

  Investment Activities

        Pursuant to the terms of a mortgage servicing rights ("MSR") recapture agreement, effective February 1, 2013, if the Company refinances through its retail lending business loans for which PMT previously held the MSRs, the Company is generally required to transfer and convey to one of PMT's wholly-owned subsidiaries, without cost to PMT, the MSRs with respect to new mortgage loans originated in those refinancings (or, under certain circumstances, other mortgage loans) that have a total unpaid principal balance that is not less than 30% of the total unpaid principal balance of all the loans so originated. Where the fair market value of the aggregate MSRs to be transferred is less than $200,000, the Company may, at its option, wire cash to PMT in an amount equal to such fair market value in lieu of transferring such MSRs. The MSR recapture agreement expires, unless terminated earlier in accordance with the agreement, on February 1, 2017, subject to automatic renewal for additional 18-month periods. The Company recorded MSR recapture totaling $366,000 for the quarter and six months ended June 30, 2013 as a component of gain on mortgage loans held for sale.

        Pursuant to the terms of a spread acquisition and MSR servicing agreement, PMT may acquire from the Company the rights to receive certain excess servicing spread arising from MSRs acquired by the Company, in which case the Company generally would be required to service or subservice the related mortgage loans. The terms of each transaction under the spread acquisition and MSR servicing agreement will be subject to the terms of such agreement as modified and supplemented by the terms of a confirmation executed in connection with such transaction. The Company made no transfers to PMT under the spread acquisition and MSR servicing agreement during the quarter and six months ended June 30, 2013.

  Other Transactions

        In connection with the IPO of PMT's common shares on August 4, 2009, the Company entered into an agreement with PMT pursuant to which PMT agreed to reimburse the Company for the $2.9 million payment that it made to the underwriters in such offering (the "Conditional Reimbursement") if PMT satisfied certain performance measures over a specified period of time. Effective February 1, 2013, PMT amended the terms of the reimbursement agreement to provide for the reimbursement to the Company of the Conditional Reimbursement if PMT is required to pay the Company performance incentive fees under the management agreement at a rate of $10 in reimbursement for every $100 of performance incentive fees earned. The reimbursement of the Conditional Reimbursement is subject to a maximum reimbursement in any particular 12-month period of $1.0 million and the maximum amount that may be reimbursed under the agreement is $2.9 million. The Company received payments from PMT totaling $422,000 during the quarter and six months ended June 30, 2013.

        In the event the termination fee is payable to the Company under the management agreement and the Company has not received the full amount of the reimbursements and payments under the reimbursement agreement, such amount will be paid in full. The term of the reimbursement agreement expires on February 1, 2019.

        PMT reimburses the Company for other expenses, including common overhead expenses incurred on its behalf by the Company, in accordance with the terms of its management agreement. Such amounts are summarized below:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Reimbursement of expenses incurred on PMT's behalf	$585	$2,055	$1,834	$3,261
Reimbursement of common overhead incurred by PCM and its affiliates	3,201	882	5,807	1,268

	$3,786	$2,937	$7,641	$4,529

Payments and settlements during the period(1)	$32,616	$11,014	$65,290	$16,859

(1)
Payments and settlements include payments for management fees and correspondent lending activities itemized in the preceding table and netting settlements made pursuant to master netting agreements between the Company and PMT.

        Amounts due from PMT are summarized below as of the dates presented:

	June 30, 2013	December 31, 2012
	(in thousands)
Management fees	$8,455	$4,473
Servicing fees	4,319	3,670
Underwriting fees	2,519	2,941
Allocated expenses	1,432	1,132
Loan purchases	—	4,475

	$16,725	$16,691

        The Company also holds an investment in PMT in the form of 75,000 common shares of beneficial interest as of June 30, 2013 and December 31, 2012. The shares had fair values of $1,579,000 and $1,897,000 as of June 30, 2013 and December 31, 2012, respectively.

  Investment Funds

        Amounts due from the Investment Funds are summarized below for the dates presented:

	June 30, 2013	December 31, 2012
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$672	$1,052
Loan servicing rebate	239	(239)
Management fees	1,961	2,164
Expense reimbursements	115	695

	$2,987	$3,672

Carried Interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$34,447	$29,785
PNMAC Mortgage Opportunity Fund Investors, LLC	20,875	17,938

	$55,322	$47,723

        Amounts due to the Investment Funds totaling $36,328,000 and $36,795,000 represent amounts advanced by the Investment Funds to fund servicing advances made by the Company as of June 30, 2013 and December 31, 2012, respectively.

Note 4—Transactions with Affiliates

  Investment Funds

        Amounts due from the Investment Funds are summarized below for the dates presented:

	December 31,
	2012	2011
	(in thousands)
Receivable from Investment Funds:
Loan servicing fees	$1,052	$2,601
Loan servicing rebate	(239)	3,139
Management fees	2,164	2,486
Expense reimbursements	695	38

	$3,672	$8,264

Carried interest due from Investment Funds:
PNMAC Mortgage Opportunity Fund, LLC	$29,785	$24,473
PNMAC Mortgage Opportunity Fund Investors, LLC	17,938	12,777

	$47,723	$37,250

        In accordance with the servicing agreements between the Company and the Investment Funds, certain monies are advanced to the Company by the Investment Funds for servicing advances relating to loans serviced by PLS on the Investment Funds' behalf. The Company reimburses such advances upon collection of funds from borrowers for mortgage loans serviced or upon liquidation of real estate acquired in settlement of loans.

        Amounts due to the Investment Funds totaling $36,795,000 and $29,622,000 represent amounts advanced by the Investment Funds to fund servicing advances made by the Company as of December 31, 2012 and 2011, respectively.

  PennyMac Mortgage Investment Trust

        Amounts due from PMT are summarized below for the dates presented:

	December 31,
	2012	2011
	(in thousands)
Servicing fees and allocated expenses	$4,802	$6,173
Management fees	4,473	2,486
Loan purchases	4,475	—
Contingent underwriting fees	2,941	2,941

	$16,691	$11,600

        Certain of the underwriting costs incurred in PMT's initial public offering were paid on PMT's behalf by the Company. Reimbursement to the Company is contingent on PMT's performance as follows: PMT will reimburse the Company if, during any full four calendar quarter period during the 24 full calendar quarters after the date of the completion of its initial public offering, August 4, 2009, PMT's "core earnings" for such four quarter period and before the incentive portion of the Company's management fee equals or exceeds an 8% incentive fee "hurdle rate." If this requirement is not satisfied by the end of such 24 calendar quarter period, PMT's obligation to reimburse the Company and make the conditional payment of the underwriting discount will terminate. Management has concluded that this contingency is probable of being met during the 24-quarter period and has recognized a receivable for reimbursement of the payment made on behalf of PMT. The management agreement was amended, effective February 1, 2013, as described in Note 26—Subsequent Events.

        Amounts due to PMT are summarized below:

	December 31,
	2012	2011
	(in thousands)
Expense	$4,829	$7,557
Servicing advances	41,950	18,038

	$46,779	$25,595

        In accordance with the servicing agreements between the Company and PMT, certain monies are advanced to the Company by an affiliate for servicing advances relating to loans serviced by PLS on PMT's behalf. The Company reimburses such advances upon collection of funds from borrowers for mortgage loans serviced or upon liquidation of real estate acquired in settlement of loans.

        Expenses allocated to PMT during the years ended December 31, 2012, 2011 and 2010 are detailed below:

	Year ended December 31,
Income statement caption	2012	2011	2010
	(in thousands)
Occupancy	$1,374	$1,091	$401
Technology	1,158	1,094	474
Depreciation and amortization	590	324	115
Other	1,067	1,472	428

Total expenses allocated to PMT	$4,189	$3,981	$1,418

        During PMT's startup period and through March 31, 2010, the Company waived its right to reimbursement from PMT for PMT's proportionate share of common overhead expenses. Such expenses totaling approximately $500,000 have been waived for the year ended December 31, 2010. The Company did not waive any other charges during PMT's startup period and through March 31, 2010. Management does not intend to waive recovery of common overhead costs in the future.

        The Company also holds an investment in PMT in the form of 75,000 common shares of beneficial interest as of December 31, 2012 and 2011. The shares had fair values of $1,897,000 and $1,247,000 as of December 31, 2012 and 2011, respectively.

        Until December 2012, the Company's short-term investments included investments in an institutional liquidity management (money market) fund managed by an affiliate, BlackRock, Inc. Investments in the fund were not insured. The fund invests exclusively in first-tier securities as rated by a nationally recognized statistical rating organization. The fund's investments are comprised primarily of domestic commercial paper, securities issued or guaranteed by the U.S. Government or its agencies, obligations of U.S. banks and foreign banks with U.S. operations, fully collateralized repurchase agreements and variable and floating rate demand notes. The Company did not have any amounts on deposit in the fund managed by BlackRock, Inc. at December 31, 2012.

        In connection with PMT's correspondent lending business, PLS also provides certain mortgage banking services, including fulfillment and disposition-related services, to PMT for a fulfillment fee based on a percentage of the unpaid principal balance of the mortgage loans. The fulfillment fee for such services during the periods presented was 50 basis points. Beginning November 1, 2010, the Company began transferring the interest income and paying a sourcing fee of three basis points for each mortgage loan it bought from PMT for ultimate disposition to a third-party where the Company was approved or licensed to sell to such third-party and PMT was not.

        Following is a summary of fees received and paid relating to these activities:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Fullfilment fees received	$62,906	$1,744	$—
Sourcing fees paid	$2,505	$166	$103